Other Financial Assets At Amortised Cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Santander UK Group Holdings plc | Later than ten years
Financial assets at amortised cost [line items]
Investments maturity period	10 years
Other Financial Assets
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 1,163	£ 7,056
Other Financial Assets | Asset backed securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	491	532
Other Financial Assets | Debt securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 672	£ 6,524